Condensed Statements of Cash flows (Detail)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Cash flows from operating activities:
Net income attributable to Noah shareholders	$ 92,730,581	¥ 643,828,433	¥ 535,824,084	¥ 446,552,851
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	11,403,042	79,171,317	67,672,488	32,691,687
Gain from equity in subsidiaries and VIE	(3,218,046)	(22,342,896)	(21,352,767)	(13,583,865)
Changes in operating assets and liabilities:
Amount due from subsidiaries and VIEs	(13,554,408)	(94,108,258)	(86,362,877)	(93,845,185)
Other current assets	(1,964,169)	(13,637,228)	(16,631,435)	(30,082,367)
Deferred tax assets	(1,809,843)	(12,565,739)	(7,770,022)	(22,095,408)
Uncertain tax position liabilities	(9,685)	(67,246)	(11,060,449)	1,136,675
Other current liabilities	(3,634,616)	(25,235,138)	167,615,661	79,151,660
Other non-current liabilities	(157,192)	(1,091,381)	46,826,675	9,278,672
Net cash provided by (used in) operating activities	98,840,218	686,247,631	675,132,348	589,637,901
Cash flows from investing activities:
Investment in subsidiaries and VIEs	(27,709,518)	(192,387,183)	(94,422,851)	(121,486,049)
Net cash used in investing activities	(127,292,943)	(883,794,899)	(759,462,206)	(93,518,339)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options	653,786	4,539,237	4,351,330	4,062,622
Share repurchase	(1,815,088)	(12,602,156)	(44,586,036)
Proceeds from convertible notes			518,224,000
Net cash (used in) provided by financing activities	143,257,249	994,635,081	462,771,650	60,448,133
Effect of exchange rate changes	7,561,296	52,498,078	4,276,967	6,426,044
Net (decrease) increase in cash and cash equivalents	122,365,820	849,585,891	382,718,759	562,993,739
Cash and cash equivalents-beginning of the period	307,204,908	2,132,923,674	1,750,204,915	1,187,211,176
Cash and cash equivalents-end of the period	429,570,728	2,982,509,565	2,132,923,674	1,750,204,915
Parent Company
Cash flows from operating activities:
Net income attributable to Noah shareholders	92,730,581	643,828,433	535,824,084	446,552,851
Adjustment to reconcile net income to net cash provided by operating activities:
Share-based compensation	1,415,596	9,828,485	10,979,206	10,125,102
Gain from equity in subsidiaries and VIE	(95,530,387)	(663,267,482)	(536,296,648)	(462,689,051)
Changes in operating assets and liabilities:
Amount due from subsidiaries and VIEs	5,618,892	39,011,959	(319,184,087)	13,853,941
Other current assets	(248,023)	(1,722,021)	(5,774,175)	(21,489,980)
Deferred tax assets	135,379	939,938	(575,664)	(339,900)
Uncertain tax position liabilities			(4,804,123)	1,016,786
Other current liabilities	(699,584)	(4,857,215)	7,942,352	3,066,233
Other non-current liabilities	(157,191)	(1,091,379)	1,821,548	82,534
Net cash provided by (used in) operating activities	3,265,263	22,670,718	(310,067,507)	(9,821,484)
Cash flows from investing activities:
Investment in subsidiaries and VIEs			(7,851,539)	(79,958,941)
Increase in investment in affiliates	(3,989,935)	(27,702,118)	(22,672,300)
Net cash used in investing activities	(3,989,935)	(27,702,118)	(30,523,839)	(79,958,941)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options	653,786	4,539,237	4,351,330	4,062,622
Share repurchase	(1,815,088)	(12,602,156)	(44,586,036)
Proceeds from convertible notes			518,224,000
Net cash (used in) provided by financing activities	(1,161,302)	(8,062,919)	477,989,294	4,062,622
Effect of exchange rate changes	8,143,533	56,540,565	4,882,284	6,427,932
Net (decrease) increase in cash and cash equivalents	6,257,559	43,446,246	(142,280,232)	(79,289,871)
Cash and cash equivalents-beginning of the period	46,293,846	321,418,159	179,137,927	258,427,798
Cash and cash equivalents-end of the period	$ 52,551,405	¥ 364,864,405	¥ 321,418,159	¥ 179,137,927